Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2020		2019		2018
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,948,804	Ps.	3,429,873	Ps.	2,978,559
Receivables, net	Credit and exchange rate		833,643		757,756		696,566

		December 31,
Financial liabilities	Risk classification	2020		2019		2018
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,513,503	Ps.	4,549,575	Ps.	4,593,223
Trade accounts payable(1)	Liquidity		204,048		196,791		203,999
Accrued interest	Liquidity		44,295		42,438		40,227
Short-term and long-term financial leasing	Liquidity		194,763		220,860		28,806
Accounts payable to related parties	Liquidity		167,704		187,515		226,202
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps. 4,700, Ps.12,883 and Ps. 8,218 as of December 31, 2020, 2019 and 2018, respectively.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2020		2019		2018		2020		2019		2018
U.S. dollars	U.S.$	(4,095)	U.S.$	(10,059)	U.S.$	(13,185)	U.S.$	81,189	U.S.$	79,208	U.S.$	67,129

Schedule of transactions in U.S. dollars

	December 31,
	2020		2019		2018
Technical assistance	U.S.$	3,766	U.S.$	7,954	U.S.$	8,781
Insurance		1,039		935		2,227
Purchase of machinery and maintenance		7,065		7,685		9,527
Software		2,152		443		437
Professional services, fees and subscriptions		1,786		702		2,147
Other		4,765		4,303		8,043

Schedule of pertinent exchange rate information

	December 31,
	2020		2019		2018
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	19.9087	Ps.	18.8727	Ps.	19.6566

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

							2028 and
As of December 31, 2020	2021		2022-2024		2025-2027		subsequently		Total
Long-term debt	Ps.	3,013,502	Ps.	1,500,001	Ps.	—	Ps.	—	Ps.	4,513,503
Interest(1)		188,641		118,077		—		—		306,718
Trade accounts payable		204,048		—		—		—		204,048
Interest Payable		44,295		—		—		—		44,295
Lease Liabilities		26,553		168,210		—		—		194,763
Accounts payable with related parties		167,704		—		—		—		167,704
Total	Ps.	3,644,743	Ps.	1,786,288	Ps.	—	Ps.	—	Ps.	5,431,031

							2027 and
As of December 31, 2019	2020		2021-2023		2024-2026		subsequently		Total
Long-term debt	Ps.	36,851	Ps.	4,512,724	Ps.	—	Ps.	—	Ps.	4,549,575
Interest(1)		308,630		306,760		—		—		615,390
Trade accounts payable		256,228		—		—		—		256,228
Interest Payable		42,438		—		—		—		42,438
Lease Liabilities		72,320		73,975		46,893		27,672		220,860
Accounts payable with related parties		187,515		—		—		—		187,515
Total	Ps.	903,982	Ps.	4,893,459	Ps.	46,893	Ps.	27,672	Ps.	5,872,006

							2026 and
As of December 31, 2018	2019		2020-2022		2023-2025		subsequently		Total
Long-term debt	Ps.	41,425	Ps.	3,051,798	Ps.	1,500,000	Ps.	—	Ps.	4,593,223
Interest(1)		309,877		596,259		19,680		—		925,816
Trade accounts payable		208,729		—		—		—		208,729
Interest Payable		40,227		—		—		—		40,227
Accounts payable with related parties		226,202		—		—		—		226,202
Total	Ps.	826,460	Ps.	3,648,057	Ps.	1,519,680	Ps.	—	Ps.	5,994,197
(1)

The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.19.9087, Ps. 18.8727 and Ps. 19.6566 (as of December 31, 2020, 2019 and 2018, respectively) per U.S. $1.00.

Schedule of fair value and carrying value of long term debt

December 31, 2020				December 31, 2019				December 31, 2018
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,513,503	Ps.	4,524,746	Ps.	4,594,575	Ps.	4,517,336	Ps.	4,593,223	Ps.	4,326,267

	Hierarchy of fair value as of December 31, 2020
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,512,510	Ps.	12,236	Ps.	—	Ps.	4,524,746

	Hierarchy of fair value as of December 31, 2019
	Level 1		Level 2		Level 3		Total
Financial liabilities
Long-term debt(1)	Ps.	4,371,570	Ps.	145,766	Ps.	—	Ps.	4,517,336

	Hierarchy of fair value as of December 31, 2018
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,129,695	Ps.	196,572	Ps.	—	Ps.	4,326,267

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties.